Exhibit 99.5 Schedule 5

Loan Number	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
1968439	XX	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6737	2025-01-24 12:23	2025-02-03 16:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Income)	Resolved-Received LOE. - Due Diligence Vendor-02/xx/2025
Ready for Review-Document Uploaded. the enclosed LOE was in the initial loan upload  - Seller-01/xx/2025
Counter-LOE the borrower works remotely was not located in the loan file.  Finding remains. - Due Diligence Vendor-01/xx/2025
Ready for Review-Document Uploaded.  - Seller-01/xx/2025
Counter-Per LOE on page 79 for the move to NJ does not support finding. Per letter of explanation NJ address on credit belongs to his parents. If borrower has not been residing in GA then housing history must be clarified and documented. If borrower has been residing in GA then borrower to clarify impact to business with relocation to include. Additional findings may apply. - Due Diligence Vendor-01/xx/2025
Ready for Review-Document Uploaded. relocation memo - Seller-01/xx/2025
																							Open-Letter of explanation regarding relocation from GA and impact to business received. Missing supporting documentation that the borrower has been operating the qualifying business remotely for several years. Per the 1003, credit report, and fraud borrowers residency history shows him residing in GA with no personal presence in NY or NJ until recent move to current residence at XX. Per letter of explanation NJ address on credit belongs to his parents. If borrower has not been residing in GA then housing history must be clarified and documented. If borrower has been residing in GA then borrower to clarify impact to business with relocation to include. Additional findings may apply. - Due Diligence Vendor-01/xx/2025	Ready for Review-Document Uploaded. the enclosed LOE was in the initial loan upload - Seller-01/30/2025 Ready for Review-Document Uploaded. - Seller-01/29/2025 Ready for Review-Document Uploaded. relocation memo - Seller-01/27/2025	Resolved-Received LOE. - Due Diligence Vendor-02/03/2025	Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $466,786; minimum required $1500 Qualifying DTI below maximum allowed - Qualifying DTI 5.70%; max 50%		xx	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	3277369
1968439	XX	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6618	2025-01-30 15:32	2025-02-03 16:49	Resolved	1 - Information	C	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Received 1003 - Due Diligence Vendor-02/xx/2025
Ready for Review-Document Uploaded. our 1003 which was sent in the in initial loan upload, was correct... The borrower lived at XX for 2 years until he sold that property in XX 2024 and began living at XXwhich has been a total of 4 months living there.

While the borrower only lived at XX for a few months, the business that is renting the apartment has been paying for it for a while and there was someone else living there before the borrower moved in.
 - Seller-01/xx/2025
																							Open-*New* Please provide a corrected 1003 reflecting the correct housing history. - Due Diligence Vendor-01/xx/2025	Ready for Review-Document Uploaded. our 1003 which was sent in the in initial loan upload, was correct... The borrower lived atXX for 2 years until he sold that property in August 2024 and began living at XX which has been a total of 4 months living there. While the borrower only lived at XX for a few months, the business that is renting the apartment has been paying for it for a while and there was someone else living there before the borrower moved in. - Seller-01/30/2025	Resolved-Received 1003 - Due Diligence Vendor-02/03/2025	Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $466,786; minimum required $1500 Qualifying DTI below maximum allowed - Qualifying DTI 5.70%; max 50%		xx	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	3320819
1968439	XX	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1964	2025-01-24 12:08	2025-01-30 15:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received revised income worksheet excluding the large deposits. - Due Diligence Vendor-01/xx/2025
Ready for Review-Document Uploaded. the enclosed revised worksheet was previously uploaded... this showed the corrected income figure of $293,159.40. - Seller-01/xx/2025
Counter-Received revised income worksheet, Unable to locate monthly income used to qualify on worksheet. - Due Diligence Vendor-01/xx/2025
Ready for Review-Document Uploaded. calculations excluding deposits  - Seller-01/xx/2025
Counter-If unable to source large deposits , all must be excluded from total income. Please provided a revised income worksheet removing large deposits  (1) $1 million on 02/xx/24 and 03/xx/24 (2) $500k on 04/xx/24, 07/xx/24, 07/xx/24, 07/xx/24, 08/xx/24, and 10/xx/24 (3)   - Due Diligence Vendor-01/xx/2025
Ready for Review-Document Uploaded. deposit memo - Seller-01/xx/2025
																							Open-Source of large deposits into business account and used for qualifying for (1) $1 million on 02/xx/24 and 03/xx/24 (2) $500k on 04/xx/24, 07/xx/24, 07/xx/24, 07/xx/24, 08/xx/24, and 10/xx/24 (3) Additional findings may apply. - Due Diligence Vendor-01/xx/2025	Ready for Review-Document Uploaded. the enclosed revised worksheet was previously uploaded... this showed the corrected income figure of $293,159.40. - Seller-01/30/2025 Ready for Review-Document Uploaded. calculations excluding deposits - Seller-01/29/2025 Ready for Review-Document Uploaded. deposit memo - Seller-01/27/2025	Resolved-Received revised income worksheet excluding the large deposits. - Due Diligence Vendor-01/30/2025	Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $466,786; minimum required $1500 Qualifying DTI below maximum allowed - Qualifying DTI 5.70%; max 50%		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	3277200
1968439	XX	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2025-01-24 12:29	2025-01-30 15:21	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review Housing History Meets Guideline Requirements - Due Diligence Vendor-03/xx/2025
Ready for Review-Document Uploaded.  - Seller-01/xx/2025
Counter-Received 12 months rent paid by the business, provide a lender exception to allow rent free paid by the business. - Due Diligence Vendor-01/xx/2025
Ready for Review-Document Uploaded. The borrower lived at XX until for a few years until 8/xx/2024 and then moved into XX) which is rent free – paid for by the business – proof of those rental payments are enclosed and were in our file - Seller-01/xx/2025
																							Open-Housing History Does Not Meet Guideline Requirements Missing rent free letter(s) for the most recent 12-months. Borrowers living rent free with a spouse are acceptable with rent free letter from spouse and evidence of spouse’s mortgage or current lease. Additional findings may apply. - Due Diligence Vendor-01/xx/2025	Ready for Review-Document Uploaded. - Seller-01/29/2025 Ready for Review-Document Uploaded. The borrower lived at XX until for a few years until 8/15/2024 and then moved into 4XX which is rent free – paid for by the business – proof of those rental payments are enclosed and were in our file - Seller-01/27/2025	Resolved-Upon further review Housing History Meets Guideline Requirements - Due Diligence Vendor-03/03/2025	Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual $466,786; minimum required $1500 Qualifying DTI below maximum allowed - Qualifying DTI 5.70%; max 50%		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	3277430
1968445	XX	XX	XX	D	B	C	B	D	A	A	A	Closed	FCRE0360	2025-01-27 13:27	2025-01-29 16:41	Resolved	1 - Information	C	A	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Resolved-Received proof of rent payments. - Due Diligence Vendor-01/xx/2025 Ready for Review-Document Uploaded. RENT docs... please see page 1 where it explains when the pmt came out for each month - Seller-01/xx/2025 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Missing proof of rent payment for Mar 2024. - Due Diligence Vendor-01/xx/2025	Ready for Review-Document Uploaded. RENT docs... please see page 1 where it explains when the pmt came out for each month - Seller-01/28/2025	Resolved-Received proof of rent payments. - Due Diligence Vendor-01/29/2025	Months Reserves exceed minimum required - 38 Months Reserves exceed minimum required of 3 months Qualifying FICO score is at least 20 points above minimum for program - 788 Qualifying FICO score is at least 20 points above minimum for program of 680		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	3288450
1968445	XX	XX	XX	D	B	C	B	D	A	A	A	Closed	FCOM2630	2025-01-24 12:57	2025-01-29 11:50	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Attorney Preference Letter	Resolved-Received Right To Choose Attorney or Attorney Preference, finding Resolved - Due Diligence Vendor-01/xx/2025 Ready for Review-Document Uploaded. right to choose attorney disclosure - Seller-01/xx/2025 Open-Right To Choose Attorney or Attorney Preference Not In File - Due Diligence Vendor-01/xx/2025	Ready for Review-Document Uploaded. right to choose attorney disclosure - Seller-01/28/2025	Resolved-Received Right To Choose Attorney or Attorney Preference, finding Resolved - Due Diligence Vendor-01/29/2025	Months Reserves exceed minimum required - 38 Months Reserves exceed minimum required of 3 months Qualifying FICO score is at least 20 points above minimum for program - 788 Qualifying FICO score is at least 20 points above minimum for program of 680		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	N/A	N/A	3277779
1968445	XX	XX	XX	D	B	C	B	D	A	A	A	Closed	FCRE1440	2025-01-28 09:56	2025-01-28 09:57	Waived	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-01/xx/2025 Open-Housing History Does Not Meet Guideline Requirements EXCEPTION in file - Requesting waiver for VOR + letter from landlord. Borrower documented 12 months rent paid with bank statements. 1 month rent was less - condition asks landlord to verify borrower's explanation. Borrowers landlord does not know she is leaving and borrower does not want landlord contacted - Due Diligence Vendor-01/xx/2025		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-01/28/2025	Months Reserves exceed minimum required - 38 Months Reserves exceed minimum required of 3 months Qualifying FICO score is at least 20 points above minimum for program - 788 Qualifying FICO score is at least 20 points above minimum for program of 680	FICO > 20 pts or more above requirement Total debt 10% or more under requirement Reserves 12+ mos more than requirement Residual income $3K or more Long Term Employment > 5 yrs Minimal Consumer Debt		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	Originator Post-Close	Yes	3295426
1968450	XX	XX	XX	B	B	B	B	A	A	A	A	Closed	FCRE0360	2025-01-29 17:33	2025-01-30 09:06	Waived	2 - Non-Material	B	B	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Waived-Originator exception granted, waiver applied with comp factors - Due Diligence Vendor-01/xx/2025 Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Exception Approval in file – Credit/Housing History – Exception request to use VOR from private landlord with no proof of rent payments - Due Diligence Vendor-01/xx/2025		Waived-Originator exception granted, waiver applied with comp factors - Due Diligence Vendor-01/30/2025	Months Reserves exceed minimum required - Reserves = 20 months – Required Reserves = 6 Months Qualifying FICO score is at least 20 points above minimum for program - FICO = 781 Min FICO = 680	FICO 20 points or more above requirement Total Debt 10% of more under requirement Residual Income $3k or more Long Term Employment (> 5 Years) Minimal Consumer Debt		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NJ	Primary Residence	Purchase	NA	Originator Post-Close	Yes	3311828
1968437	XX	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE8611	2025-02-03 14:47	2025-02-05 14:38	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Upon further review, the guidelines state - Business accounts may be considered for assets where they have a minimum 25% ownership. The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. Borrower is 100% owner, the business account meets the EMD requirements. - Due Diligence Vendor-02/xx/2025 Ready for Review-FM guidelines do not require this - Seller-02/xx/2025 Open-CPA letter must confirm the use of business funds will not affect business - Due Diligence Vendor-02/xx/2025	Ready for Review-FM guidelines do not require this - Seller-02/03/2025	Resolved-Upon further review, the guidelines state - Business accounts may be considered for assets where they have a minimum 25% ownership. The amount of business assets that may be utilized is limited to the borrower’s ownership percentage in the business. Borrower is 100% owner, the business account meets the EMD requirements. - Due Diligence Vendor-02/05/2025	LTV is less than guideline maximum - 70% LTV is less than 75% guideline maximum Qualifying FICO score is at least 20 points above minimum for program - 798 FICO; 700 required			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NY	Primary Residence	Purchase	NA	N/A	N/A	3339300
1968437	XX	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2025-02-03 14:48	2025-02-03 14:49	Waived	2 - Non-Material	B	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-02/xx/2025 Open-Housing History Does Not Meet Guideline Requirements Exception in file for private VOR - Due Diligence Vendor-02/xx/2025		Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-02/03/2025	LTV is less than guideline maximum - 70% LTV is less than 75% guideline maximum Qualifying FICO score is at least 20 points above minimum for program - 798 FICO; 700 required	- LTV below max - Fico score 20+ points above requirement - long term employment - minimal consumer debt		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XX	NY	Primary Residence	Purchase	NA	Originator Post-Close	Yes	3339320